Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Nov. 12, 2017	Oct. 31, 2017	Dec. 20, 2016	Oct. 31, 2016	Dec. 21, 2015	Oct. 31, 2015	Oct. 31, 2014
C000017534
Account Value [Line Items]
Line Graph and Table Measure Name	GTLOX
Account Value	$ 24,988	$ 19,752	$ 18,916	$ 21,714	$ 15,104	$ 15,396	$ 14,468		$ 13,856		$ 10,933		$ 10,683	$ 10,000
C000158301
Account Value [Line Items]
Line Graph and Table Measure Name	GTLIX
Account Value	$ 25,498	20,115	19,221	22,025	15,285	15,557	14,583		13,941		10,980		10,704	10,000
C000017535
Account Value [Line Items]
Line Graph and Table Measure Name	GTLLX
Account Value	$ 34,451	25,732	24,085	28,902	19,772	17,864	15,075		14,284		11,156		11,060	10,000
C000158302
Account Value [Line Items]
Line Graph and Table Measure Name	GTILX
Account Value	$ 35,144	26,199	24,473	29,306	20,007	18,042	15,195		14,370		11,202		11,082	10,000
C000035926
Account Value [Line Items]
Line Graph and Table Measure Name	GTAPX
Account Value	$ 15,032	13,850	13,124	12,078	10,322	11,107	11,610		11,896		10,537		10,472	10,000
C000211480
Account Value [Line Items]
Line Graph and Table Measure Name	GTLSX
Account Value	$ 14,546	13,377	12,652	11,622	9,912	10,633	11,206		11,588		10,355		10,384	10,000
C000035927
Account Value [Line Items]
Line Graph and Table Measure Name	GTTMX
Account Value	$ 24,321	19,515	20,223	21,924	13,178	14,452	13,882		13,476		10,432		10,394	10,000
C000017538
Account Value [Line Items]
Line Graph and Table Measure Name	GTCSX
Account Value	$ 23,186	18,075	18,641	19,956	12,492	12,699	13,039		13,115		10,259		10,303	10,000
C000017539
Account Value [Line Items]
Line Graph and Table Measure Name	GTSCX
Account Value	$ 23,662	18,402	18,945	20,239	12,646	12,831	13,144		13,191		10,298		10,324	10,000
C000017540
Account Value [Line Items]
Line Graph and Table Measure Name	GTCEX
Account Value	$ 29,249	22,788	20,720	24,078	16,889	16,920	14,777		14,054		10,994		10,449	10,000
C000164152
Account Value [Line Items]
Line Graph and Table Measure Name	GWILX
Account Value	$ 25,319	19,321	18,553	21,361	14,840	15,167	13,819		13,370		10,773	$ 10,000
C000164151
Account Value [Line Items]
Line Graph and Table Measure Name	RESGX
Account Value	$ 25,342	20,044	19,585	22,777	15,568	15,434	14,453		13,764		10,887	10,000
C000176162
Account Value [Line Items]
Line Graph and Table Measure Name	GEQIX
Account Value	$ 21,611	17,283	17,387	17,869	13,127	13,177	11,489		11,177	$ 10,000
C000017533
Account Value [Line Items]
Line Graph and Table Measure Name	GTCIX
Account Value	$ 15,488	12,313	10,699	13,031	9,875	11,108	10,228		11,466		9,479		9,817	10,000
C000195215
Account Value [Line Items]
Line Graph and Table Measure Name	GQLVX
Account Value	$ 16,890	13,352	13,550	14,040	9,573	10,659	9,931	$ 10,000
C000195216
Account Value [Line Items]
Line Graph and Table Measure Name	GQSCX
Account Value	$ 19,215	14,292	14,969	15,426	9,736	10,511	10,285	10,000
C000118430
Account Value [Line Items]
Line Graph and Table Measure Name	NOVIX
Account Value	$ 16,318	13,452	11,933	13,771	11,326	11,448	10,545		10,626		9,579		9,722	10,000
C000090298
Account Value [Line Items]
Line Graph and Table Measure Name	GTSOX
Account Value	$ 18,787	16,225	14,576	16,432	12,931	13,399	12,358		12,020		11,178		10,637	10,000
C000173616
Account Value [Line Items]
Line Graph and Table Measure Name	GLSOX
Account Value	$ 19,174	16,513	14,810	16,670	13,089	13,537	12,450		12,091		11,226		10,662	10,000
GLENMEDE INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,206	24,050	21,967	26,269	18,305	16,511	14,464		13,520		10,933		10,486	10,000
GLENMEDE INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,206	24,050	21,967	26,269	18,305	16,511	14,464		13,520		10,933		10,486	10,000
GLENMEDE INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,206	24,050	21,967	26,269	18,305	16,511	14,464		13,520		10,933		10,486	10,000
GLENMEDE INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,206	24,050	21,967	26,269	18,305	16,511	14,464		13,520		10,933		10,486	10,000
GLENMEDE INDEX: RUSSELL 3000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395		13,504		10,892		10,449	10,000
GLENMEDE INDEX: RUSSELL 3000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395		13,504		10,892		10,449	10,000
GLENMEDE INDEX: RUSSELL 3000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395		13,504		10,892		10,449	10,000
GLENMEDE INDEX: RUSSELL 2000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,460	16,006	17,506	21,490	14,251	14,270	13,603		13,355		10,446		10,034	10,000
GLENMEDE INDEX: RUSSELL 2000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,460	16,006	17,506	21,490	14,251	14,270	13,603		13,355		10,446		10,034	10,000
GLENMEDE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591		13,593		10,994		10,520	10,000
GLENMEDE INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,527	23,558	21,518	25,732	17,930	16,173	14,168		13,244		10,709	10,000
GLENMEDE INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,527	23,558	21,518	25,732	17,930	16,173	14,168		13,244		10,709	$ 10,000
GLENMEDE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 28,805	20,871	18,949	22,191	15,528	14,153	12,380		11,532	10,000
GLENMEDE INDEX: MSCI World ex USA Net Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Excluding United States Index
Account Value	$ 16,753	13,528	12,019	15,416	11,369	12,197	10,981		11,777		9,595		9,819	10,000
GLENMEDE INDEX: RUSSELL 1000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 24,484	17,733	16,197	19,370	13,497	12,174	10,665	10,000
GLENMEDE INDEX: RUSSELL 2000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 16,363	12,204	13,347	16,385	10,865	10,880	10,372	10,000
GLENMEDE INDEX: MSCI ALL COUNTRY WORLD INDEX NET
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index Net
Account Value	$ 23,808	17,929	16,225	20,270	14,766	14,078	12,503		12,568		10,201		9,997	10,000
GLENMEDE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591		13,593		10,994		10,520	10,000
GLENMEDE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591		13,593		10,994		10,520	10,000
GLENMEDE INDEX: RUSSELL 1000® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 44,812	31,170	26,204	34,752	24,267	18,779	16,037		14,485		11,167		10,918	10,000
GLENMEDE INDEX: RUSSELL 1000® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 44,812	31,170	26,204	34,752	24,267	18,779	16,037		14,485		11,167		10,918	10,000
Glenmede Index: 70% Bloomberg U.S. Treasury Bellwethers 3-Month Index/30% Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 17,069	14,893	14,025	13,517	12,599	12,090	11,416		11,054		10,306		10,151	10,000
Glenmede Index: 70% Bloomberg U.S. Treasury Bellwethers 3-Month Index/30% Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 17,069	14,893	14,025	13,517	12,599	12,090	11,416		11,054		10,306		10,151	10,000
GLENMEDE INDEX: RUSSELL 2000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 20,280	15,391	17,087	19,141	11,650	13,534	13,112		13,190		10,568		9,712	10,000
GLENMEDE INDEX: RUSSELL 2000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 20,280	15,391	17,087	19,141	11,650	13,534	13,112		13,190		10,568		9,712	10,000
GLENMEDE INDEX: DOW JONES INDUSTRIAL AVERAGE INDEX TR
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average Index
Account Value	$ 30,102	23,362	22,645	24,282	17,630	17,570	15,927		14,497		10,977		10,406	10,000
GLENMEDE INDEX: RUSSELL 1000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 19,940	15,224	15,203	16,347	11,371	12,302	11,062		10,736	$ 10,000
GLENMEDE INDEX: RUSSELL 1000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 18,584	14,189	14,170	15,236	10,598	11,466	10,310	$ 10,000
40 PWT/10 PUTR/40 PXEA/10 PXEF
Account Value [Line Items]
Line Graph and Table Measure Name	Blended PutWrite Index
Account Value	$ 14,540	12,775	11,948	13,170	10,399	11,728	11,411		11,725		10,547		10,164	10,000
GLENMEDE INDEX: CBOE S&P 500 PUT-WRITE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Put-Write Index
Account Value	$ 20,063	17,010	15,212	16,471	12,446	13,292	12,725		12,511		11,191		10,698	10,000
GLENMEDE INDEX: CBOE S&P 500 PUT-WRITE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Put-Write Index
Account Value	$ 20,063	$ 17,010	$ 15,212	$ 16,471	$ 12,446	$ 13,292	$ 12,725		$ 12,511		$ 11,191		$ 10,698	$ 10,000